Long Term Debt - MRD Revolving Credit Facility - Additional Information (Detail) (USD $)		12 Months Ended		0 Months Ended											9 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Jun. 18, 2014 MRD [Member] Revolving Credit Facility [Member]	Dec. 18, 2013 MRD [Member] Revolving Credit Facility [Member]	Nov. 22, 2013 MRD [Member] Revolving Credit Facility [Member]	Jul. 13, 2012 MRD [Member] Revolving Credit Facility [Member]	Jun. 18, 2014 MRD [Member] Revolving Credit Facility [Member]	Nov. 22, 2013 MRD [Member] Revolving Credit Facility [Member]	Nov. 01, 2013 MRD [Member] Revolving Credit Facility [Member]	Oct. 01, 2013 MRD [Member] Revolving Credit Facility [Member]	Apr. 25, 2013 MRD [Member] Revolving Credit Facility [Member]	Nov. 20, 2012 MRD [Member] Revolving Credit Facility [Member]	Jul. 13, 2012 MRD [Member] Revolving Credit Facility [Member]	Sep. 30, 2014 MRD [Member] Revolving Credit Facility [Member] Federal Funds Effective Rate [member] Optional Base Rate [member]	Sep. 30, 2014 MRD [Member] Revolving Credit Facility [Member] Adjusted London Interbank Offered Rate [member] Optional Base Rate [member]	Sep. 30, 2014 MRD [Member] Revolving Credit Facility [Member] Minimum [Member]	Sep. 30, 2014 MRD [Member] Revolving Credit Facility [Member] Maximum [Member]	Sep. 30, 2014 MRD [Member] Revolving Credit Facility [Member] Range 1 [Member] Alternative Base Rate [member]	Sep. 30, 2014 MRD [Member] Revolving Credit Facility [Member] Range 1 [Member] London Interbank Offered Rate (LIBOR) [Member]	Sep. 30, 2014 MRD [Member] Revolving Credit Facility [Member] Range 2 [Member] Alternative Base Rate [member]	Sep. 30, 2014 MRD [Member] Revolving Credit Facility [Member] Range 2 [Member] London Interbank Offered Rate (LIBOR) [Member]
Debt Obligations [Line Items]
Revolving credit facility expiration term				5 years			2 years
Line of credit facility, aggregate maximum borrowing amount								$ 2,000,000,000					$ 1,000,000,000	$ 50,000,000
Line of credit facility, initial borrowing base	1,145,000,000							725,000,000	60,000,000	100,000,000	120,000,000	170,000,000	120,000,000	35,000,000
Aggregate elected capacity of revolving credit								725,000,000
Lien percentage of assets for credit facility															80.00%
Line of credit, additional margin rate															0.50%	1.00%			0.50%	1.50%	1.50%	2.50%
Line of credit, adjusted description															The one-month adjusted LIBOR plus 1.0% (adjusted upwards, if necessary, to the next 1/100th of 1%)
Percentage of revolving unused commitment fee		0.375%	0.50%														0.375%	0.50%
Debt instrument interest coverage ratio																	2.5
Debt instrument, current asset to current liabilities ratio																	1.0
Pledged subordinated units														5,360,912
Pledged common units														7,061,294
Pledged equity securities sold						7,061,294
Indebtedness then outstanding under revolving credit facility paid off in full					$ 59,700,000